Comprehensive Earnings (Schedule of Comprehensive Earnings (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Unrecognized loss and prior service cost arising during the period	$ (13,293)	$ (2,998)	$ (3,054)
Less: Actuarial loss included in net earnings	(2,009)	(877)	(563)
Less: Amortization of prior service cost included in net earnings	(354)	(106)	(379)
Net change in unrecognized loss and prior service cost related to defined benefit plans	(10,930)	(2,015)	(2,112)
Amount of gain (loss) recognized in AOCE on derivatives (effective portion)	(28,116)	(70,273)	(4,288)
Less: Reclassification of loss from AOCE into earnings (effective portion)	(46,603)	(21,211)	(51,198)
Net unrecognized gain (loss) on derivatives	18,487	(49,062)	46,910
Unrealized (loss) gain on marketable securities	(1)	228	(127)
Less: Reclassification for gain (loss) included in net earnings	71	178	(204)
Net unrealized (loss) gain on marketable securities	$ (72)	$ 50	$ 77